Distribution, Administrative and Selling Expenses. (Details) - Schedule of Credit Loss Expense - Expenses By Nature [Member] - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Credit Loss Expense [Line Items]
Allowance for expected credit losses (Note 8.1)	$ 23,387	$ 30,802	$ 39,615
Write-off of receivables	1,154	2,685	1,685
Hyperinflationary adjustments	667	1,325	718
Total	$ 25,208	$ 34,812	$ 42,018